COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:	COMMITMENTS AND CONTINGENT LIABILITIES

a.            Office lease commitments

In January 2014, the Company entered into a lease agreement for new corporate offices in Holon, Israel. The lease expires in January 2025, with an option by the Company to extend for two additional terms of 24 months each. Additionally, the Company may exercise an early termination of the lease in November 2019.

Certain other facilities of the Company are rented under operating lease agreements, which expire on various dates, the latest of which is in 2022. The Company recognizes rent expense under such arrangements on a straight-line basis.

Furthermore, the Company leases motor vehicles for employees under operating lease agreements.

Aggregate minimum lease commitments under the aforesaid non-cancelable operating leases as of December 31, 2017, were as follows:

	Minimum lease payments	Minimum sublease rentals	Net future minimum lease commitment
2018	$6,348	$694	$5,654
2019	4,266	697	3,569
2020	3,434	627	2,807
2021	3,506	695	2,811
2022	2,522	540	1,982
Thereafter	4,383	430	3,953
	$24,459	$3,683	$20,776

Facilities leasing expenses from continued operations in the years 2015, 2016 and 2017 were $1,710, $5,419, and $4,118 respectively. Car leases expenses from continued operations in the years 2015, 2016 and 2017 were $1,046, $790 and $493, respectively. Sublease income amounted to $595, $703 and $1,076 in the years 2015, 2016 and 2017, respectively.

b.            Contingent purchase obligation

On November 30, 2012, the Company completed the acquisition of 100% of Sweet IM’s shares. Pursuant to the terms of the Share Purchase Agreement (“SPA”) between the Company and SweetIM, the Company was obligated to pay SweetIM's shareholders, among other payments, a payment of up to $ 7,500 in cash in May 2014 if certain milestones were met (the “Contingent Payment”). The milestones were based on the Company's GAAP revenues in 2013, and the absence of certain changes in the industry in which the Company operates. On May 28, 2014, the Company paid $2,500 in respect of the Contingent Payment. Following such payment, on June 22, 2014, SweetIM’s Shareholders’ representative notified the Company claiming that the Company owes SweetIM’s shareholders the entire Contingent Payment. The Company believes that the claim is without merit and plans to defend against it vigorously. Until this dispute is resolved, the Company will maintain the $5,000 liability in its financial statements that was recorded at the time it entered into the SPA. In April 2015, pursuant to the SPA, an arbitration process with respect to this claim was commenced in Israel.

c.             Legal Matters

On December 22, 2015, Adtile filed a lawsuit against Perion and Intercept Interactive Inc. (“Intercept”), a subsidiary of Interactive Holding Corp., in the United States District Court for the District of Delaware. The lawsuit alleges various causes of action against Perion and Intercept, related to Intercept’s alleged unauthorized use and misappropriation of Adtile’s proprietary information and trade secrets. On February 3, 2016, Adtile Technologies Inc. filed a motion for preliminary injunction to, inter alia, prevent Undertone from creating or selling motion-activated advertisements. On June 23, 2016, the court denied Adtile’s motion for a preliminary injunction. On June 24, 2016, the court (i) granted Perion’s motion to dismiss and (ii) granted Undertone’s motion to stay the action and compel arbitration. As of the date of this filing, Adtile’s had not commented an arbitration proceeding and the court closed the case for administrative purposes. The Company is unable to predict the outcome or range of possible loss at this stage, believes it has strong defenses against this lawsuit and intends to defend against it vigorously.

From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the ordinary course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows.